SEGMENT REPORTING - Premises and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Premises & equipment, net
Premises and equipment, net	$ 6,873	$ 11,894
Luxembourg
Premises & equipment, net
Premises and equipment, net	3,883	5,451
United States
Premises & equipment, net
Premises and equipment, net	1,932	5,530
India
Premises & equipment, net
Premises and equipment, net	999	822
Uruguay
Premises & equipment, net
Premises and equipment, net	$ 59	$ 91